Disclosure About Oil and Gas Producing Activities (Unaudited) (Details) bbl in Thousands, Mcf in Thousands	12 Months Ended
	Dec. 31, 2016 bbl Mcf	Dec. 31, 2015 bbl Mcf	Dec. 31, 2014 bbl Mcf
Oil Reserves [Member]
Increase (Decrease) in Proved Developed and Undeveloped Reserves [Roll Forward]
Reserves, Beginning Balance	22,175	67,766	34,119
Extensions, discoveries and additions	3,519	166	34,275
Sales	0	0	0
Acquisitions	0	0	9,381
Production	(2,912)	(3,533)	(3,409)
Revisions	(1,307)	(42,224)	(6,600)
Reserves, Ending Balance	21,475	22,175	67,766
Natural Gas Reserves [Member]
Increase (Decrease) in Proved Developed and Undeveloped Reserves [Roll Forward]
Reserves, Beginning Balance | Mcf	2,336,280	4,831,194	3,409,742
Extensions, discoveries and additions | Mcf	251,634	17,415	866,513
Sales | Mcf	0	0	(239,290)
Acquisitions | Mcf	0	0	1,345,964
Production | Mcf	(264,278)	(268,954)	(228,517)
Revisions | Mcf	(2,023)	(2,243,375)	(323,218)
Reserves, Ending Balance | Mcf	2,321,613	2,336,280	4,831,194
Natural Gas Liquids Reserves [Member]
Increase (Decrease) in Proved Developed and Undeveloped Reserves [Roll Forward]
Reserves, Beginning Balance	9,840	21,993	0
Extensions, discoveries and additions	530	3	210
Sales	0	0	0
Acquisitions	0	0	21,740
Production	0	0	0
Revisions	(467)	(12,156)	43
Reserves, Ending Balance	9,903	9,840	21,993